GOF P-6

                         SUPPLEMENT DATED APRIL 1, 2004
       TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

                FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

                       FRANKLIN CALIFORNIA TAX-FREE TRUST
               Franklin California Insured Tax-Free Income Fund
          Franklin California Intermediate-Term Tax-Free Income Fund
             Franklin California Limited-Term Tax-Free Income Fund
                   Franklin California Tax-Exempt Money Fund

                          FRANKLIN CAPITAL GROWTH FUND

                         FRANKLIN CUSTODIAN FUNDS, INC.
                             Franklin DynaTech Fund
                              Franklin Growth Fund
                              Franklin Income Fund
                   Franklin U.S. Government Securities Fund
                             Franklin Utilities Fund

                           FRANKLIN FEDERAL MONEY FUND

                     FRANKLIN FEDERAL TAX-FREE INCOME FUND

                          FRANKLIN FLOATING RATE TRUST

                      FRANKLIN GOLD & PRECIOUS METALS FUND

                              FRANKLIN GLOBAL TRUST
                   Fiduciary European Smaller Companies Fund
             Fiduciary Large Capitalization Growth and Income Fund
                  Fiduciary Small Capitalization Equity Fund
                        Fiduciary Core Fixed Income Fund
                     Fiduciary Core Plus Fixed Income Fund
                           Fiduciary High Income Fund
                    Franklin Global Aggressive Growth Fund
                           Franklin Global Growth Fund
             Franklin International Smaller Companies Growth Fund

                           FRANKLIN HIGH INCOME TRUST
                         Franklin's AGE High Income Fund

                       FRANKLIN INVESTORS SECURITIES TRUST
               Franklin Adjustable U.S. Government Securities Fund
                      Franklin Convertible Securities Fund
                           Franklin Equity Income Fund
                    Franklin Floating Rate Daily Access Fund
           Franklin Short-Intermediate U.S. Government Securities Fund
                           Franklin Total Return Fund

                             FRANKLIN MANAGED TRUST
                         Franklin Rising Dividends Fund

                               FRANKLIN MONEY FUND

                       FRANKLIN MUNICIPAL SECURITIES TRUST
                 Franklin California High Yield Municipal Fund
                    Franklin Tennessee Municipal Bond Fund

                        FRANKLIN MUTUAL SERIES FUND INC.
                               Mutual Beacon Fund
                              Mutual Discovery Fund
                              Mutual European Fund
                         Mutual Financial Services Fund
                              Mutual Qualified Fund
                               Mutual Shares Fund

                          FRANKLIN MUTUAL RECOVERY FUND

                    FRANKLIN NEW YORK TAX-FREE INCOME FUND

                        FRANKLIN NEW YORK TAX-FREE TRUST
                Franklin New York Insured Tax-Free Income Fund
           Franklin New York Intermediate-Term Tax-Free Income Fund
              Franklin New York Limited-Term Tax-Free Income Fund
                    Franklin New York Tax-Exempt Money Fund

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                      Franklin Real Estate Securities Fund

                     FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                            FRANKLIN STRATEGIC SERIES
                         Franklin Aggressive Growth Fund
                     Franklin Biotechnology Discovery Fund
                             Franklin Blue Chip Fund
                          Franklin Flex Cap Growth Fund
                       Franklin Global Communications Fund
                        Franklin Global Health Care Fund
                         Franklin Natural Resources Fund
                       Franklin Small-Mid Cap Growth Fund
                        Franklin Small Cap Growth Fund II
                         Franklin Strategic Income Fund
                            Franklin Technology Fund
                          Franklin U.S. Long-Short Fund

                         FRANKLIN TAX-EXEMPT MONEY FUND

                             FRANKLIN TAX-FREE TRUST
                     Franklin Alabama Tax-Free Income Fund
                     Franklin Arizona Tax-Free Income Fund
                    Franklin Colorado Tax-Free Income Fund
                   Franklin Connecticut Tax-Free Income Fund
                      Franklin Double Tax-Free Income Fund
            Franklin Federal Intermediate-Term Tax-Free Income Fund
              Franklin Federal Limited-Term Tax-Free Income Fund
                 Franklin Florida Insured Tax-Free Income Fund
                     Franklin Florida Tax-Free Income Fund
                     Franklin Georgia Tax-Free Income Fund
                   Franklin High Yield Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
                    Franklin Kentucky Tax-Free Income Fund
                    Franklin Louisiana Tax-Free Income Fund
                    Franklin Maryland Tax-Free Income Fund
              Franklin Massachusetts Insured Tax-Free Income Fund
                Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                    Franklin Missouri Tax-Free Income Fund
                   Franklin New Jersey Tax-Free Income Fund
                 Franklin North Carolina Tax-Free Income Fund
                  Franklin Ohio Insured Tax-Free Income Fund
                      Franklin Oregon Tax-Free Income Fund
                  Franklin Pennsylvania Tax-Free Income Fund
                    Franklin Virginia Tax-Free Income Fund

                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                  Franklin Templeton Conservative Target Fund
                 Franklin Templeton Corefolio Allocation Fund
               Franklin Templeton Founding Funds Allocation Fund
                     Franklin Templeton Growth Target Fund
                    Franklin Templeton Moderate Target Fund

                         FRANKLIN TEMPLETON GLOBAL TRUST
                     Franklin Templeton Hard Currency Fund

                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                   Templeton Foreign Smaller Companies Fund
                        Templeton Global Long-Short Fund

                       FRANKLIN TEMPLETON MONEY FUND TRUST
                          Franklin Templeton Money Fund

                         FRANKLIN VALUE INVESTORS TRUST
                    Franklin Balance Sheet Investment Fund
                          Franklin Large Cap Value Fund
                          Franklin MicroCap Value Fund
                          Franklin Small Cap Value Fund

                          INSTITUTIONAL FIDUCIARY TRUST
                           Franklin Cash Reserves Fund
                Franklin Structured Large Cap Core Equity Fund
               Franklin Structured Large Cap Growth Equity Fund
          Franklin U.S. Government Securities Money Market Portfolio
                             Money Market Portfolio

                       TEMPLETON CAPITAL ACCUMULATOR FUND

                           TEMPLETON CHINA WORLD FUND

                       TEMPLETON DEVELOPING MARKETS TRUST

                        TEMPLETON GLOBAL INVESTMENT TRUST
              Franklin Templeton Non-U.S. Dynamic Core Equity Fund
                      Templeton International (Ex EM) Fund

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST

                 TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.

                           TEMPLETON GROWTH FUND, INC.

                             TEMPLETON INCOME TRUST
                           Templeton Global Bond Fund


The prospectus is amended as follows:

I. FOR ALL FUNDS WITH CLASS B SHARES EXCEPT FRANKLIN TEMPLETON MONEY FUND:

The maximum amount you may invest in Class B shares with any single purchase request is $99,999. A purchase request of $100,000 or more will be rejected since a reduced sales charge is available on Class A share purchases and Class A's annual expenses are lower. Investors considering cumulative purchases over $100,000 should consider whether Class A shares would be more advantageous and consult with their financial advisor.

II. EFFECTIVE JUNE 1, 2004, THE "EXCHANGE PRIVILEGE" SECTION BEGINNING WITH THE PARAGRAPH "EXCHANGE LIMIT GUIDELINES" IS REPLACED WITH THE FOLLOWING:

(A) FOR ALL FUNDS, EXCEPT MONEY FUNDS:

EXCHANGE LIMIT GUIDELINE. This exchange privilege is not intended to facilitate short-term or other excessive trading. In order to limit short-term or other excessive trading you generally may make up to eight (8) exchanges out of your Fund account to an account in a different Franklin Templeton fund during any calendar year (a single request to exchange out of your Fund account to accounts in two different Franklin Templeton funds will count as two exchanges out of your Fund account). Regularly scheduled exchanges or transfers resulting from automatic rebalancing plans or similar arrangements will not be counted for purposes of this exchange limit guideline. The Fund may (but is not required to) reject any exchange request that exceeds this exchange limit guideline and may temporarily suspend or permanently terminate your exchange privileges, or may limit the amount, number or frequency of your exchanges, or may limit the methods you may use to request exchanges if you exceed or seek to exceed this exchange limit guideline.

Even if you don't exceed this exchange limit guideline, the Fund at all times reserves the right to restrict, reject or cancel any exchange transactions, for no reason or any reason, without notice. For example, the Fund may refuse any sale of Fund shares through an exchange by any investor or group if, in the manager's judgment, the trade (1) may interfere with the efficient management of the Fund's portfolio, (2) may appear to be connected with a strategy of market timing (as described in the "Market Timing Trading Policy" section), or (3) may have the potential of otherwise adversely affecting the Fund. In making a decision to reject an exchange request, the Fund may consider, among other factors, the investor's trading history, both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

REJECTED EXCHANGES. If the Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.

EXCHANGES THROUGH FINANCIAL INTERMEDIARIES. If you are investing indirectly in the Fund through a financial intermediary such as a broker dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt these exchange limit guidelines or, alternatively, may adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

FUND EXCHANGE PRIVILEGE CHANGES/WAIVER. The Fund may terminate or modify (temporarily or permanently) this exchange limit guideline and exchange privilege in the future. You will receive 60 days' notice of any material changes, unless otherwise provided by law. The Fund reserves the right to waive the exchange limit guideline at its discretion if the Fund's manager believes such waiver is not inconsistent with the best interests of the Fund. The exchange limit guideline does not apply to mutual funds, Omnibus Accounts and certain comprehensive fee programs where investment instructions are given at the firm level of Fund approved broker dealers on behalf of their clients invested in Franklin Templeton funds.

OTHER FUNDS' EXCHANGE PRIVILEGES. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction. Other Franklin Templeton funds may have different exchange restrictions. Check each fund's prospectus for details.

III. FOR ALL FUNDS, EXCEPT FIDUCIARY HIGH INCOME FUND, THE "MARKET TIMING TRADING POLICY" SECTION IS REPLACED WITH THE FOLLOWING:

MARKET TIMING TRADING POLICY

MARKET TIMING GENERALLY. The Fund discourages short-term or excessive trading, often referred to as "market timing", and intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund manager or transfer agent such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

MARKET TIMING CONSEQUENCES. If information regarding your trading activity in this Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's manager or the Fund's transfer agent and based on that information the Fund or its agents in their sole discretion conclude that your trading may be detrimental to the Fund as described in this Market Timing Trading policy, the Fund may temporarily or permanently bar your future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund.

In considering an investor's trading activity, the Fund may consider, among other factors, the investor's trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

MARKET TIMING THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers.

While the Fund will encourage financial intermediaries to apply the Fund's market timing trading policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's market timing trading policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Omnibus Accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund's market timing trading policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund's market timing trading policy.

RISKS FROM MARKET TIMERS. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades, short-term or excessive trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of the Fund's portfolio holdings expose the Fund to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the net asset value of the fund's shares, sometimes referred to as "arbitrage market timing", there is the possibility that such trading, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timers may seek to exploit possible delays between the change in the value of a mutual fund's portfolio holdings and the net asset value of the fund's shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets, and in funds that hold significant investments in small-cap securities, high-yield ("junk") bonds and other types of investments which may not be frequently traded.

The Fund is currently using several methods to reduce the risk of market timing. These methods include:

o     limiting annual exchange activity per fund account,

o committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to this market timing trading policy; and

o     assessing a redemption fee for short term trading

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Omnibus Accounts. While the Fund will seek to take actions (directly and with the assistance of financial intermediaries) that will detect market timing, the Fund cannot represent that such trading activity can be completely eliminated.

REVOCATION OF MARKET TIMING TRADES. Transactions placed in violation of the Fund's market timing trading policy or exchange limit guidelines are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

IV.

(A) FOR ALL FUNDS EXCEPT THE MONEY FUNDS, FIDUCIARY HIGH INCOME FUND, TEMPLETON INSTITUTIONAL FUNDS, INC., EFFECTIVE JUNE 1, 2004, THE "REDEMPTION FEE" SECTION IS ADDED OR REPLACED WITH THE FOLLOWING:

REDEMPTION FEE

REDEMPTION FEE ASSESSMENT. A short-term trading redemption fee may be assessed on any Fund shares in a Fund account that are sold (by redemption, whether voluntary or involuntary, or exchange) within five (5) New York Stock Exchange trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed (using standard rounding criteria) and shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, by billing you.

This redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account in the Fund and/or in your other Franklin Templeton fund accounts, the Fund manager or transfer agent may in its sole discretion determine that your trading activity may be detrimental to the Fund as described in the Fund's "Market Timing Trading Policy" section and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund even if any such request would not exceed the exchange limit guideline described in this prospectus.

REDEMPTIONS THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this 2% short term trading redemption fee whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect the Fund's redemption fee on the Fund's behalf from their customers' accounts. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems' requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of the Fund. The Fund will continue to encourage all financial intermediaries to develop the capability to begin assessing the redemption fee from their customers who invest in the Fund. If you are investing in Fund shares through a financial intermediary, you should contact your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) for more information on any differences in how the redemption fee is applied to your investments in the Fund.

WAIVER/EXCEPTIONS/CHANGES. The Fund reserves the right to waive the redemption fee at its discretion if the Fund's transfer agent believes such waiver is consistent with the best interests of the Fund and to the extent permitted or required by applicable law. The Fund's transfer agent may also, at its discretion and upon receipt of shareholder's written request, waive the redemption fee because of a bona-fide and unanticipated financial emergency. The redemption fee does not apply to redemptions by other mutual funds, Omnibus Account owners and certain comprehensive fee programs where investment instructions are given at the firm level of Fund approved broker dealers on behalf of their clients invested in Franklin Templeton funds. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

LIMITATIONS ON COLLECTION. Currently, the Fund is very limited in its ability to assess or collect the redemption fee on all shares redeemed by Fund investors serviced by the Fund's transfer agent (due to systems limitations which we anticipate being resolved within 180 days of the effective date of this policy) or by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or omits to collect the fee at the time of a redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know: (1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee.

(B) EFFECTIVE JUNE 1, 2004 ADD OR REVISE THE LINE ITEM OF "REDEMPTION FEE" IN THE "FEES AND EXPENSES - SHAREHOLDER FEES" TABLE AND FOOTNOTE REFERENCE AS
FOLLOWS:

Redemption fee on shares sold within 5 New York Stock Exchange trading days following their purchase date*

*The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section above.

V. FOR THE SMALL CAP GROWTH FUND II, THE "FEES AND EXPENSES" SECTION BEGINNING ON PAGE 41 IS REPLACED WITH THE FOLLOWING:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                    CLASS A  CLASS B   CLASS C  CLASS R
------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price        5.75%     4.00%    1.00%    1.00%
------------------------------------------------------------------------
 Load imposed on purchases          5.75%     None     None     None
 Maximum deferred sales charge      None/1    4.00%/2  1.00%    1.00%
 (load)
------------------------------------------------------------------------
Effective Apri1 1, 2004 to May 31,  2.00%     2.00%   2.00%    2.00%
2004, redemption fee on shares
held less than 30 days/3
------------------------------------------------------------------------
Effective June 1, 2004, redemption  2.00%     2.00%   2.00%    2.00%
fee on shares sold within 5 New York
Stock Exchange trading days following
their purchase date/3

------------------------------------------------------------------------
Please see "Choosing a Share Class" on page 62 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                     CLASS A  CLASS B CLASS C  CLASS R
------------------------------------------------------------------------
Management fees/4                    0.49%     0.49%   0.49%   0.49%
------------------------------------------------------------------------
Distribution and service (12b-1)     0.25%     1.00%   1.00%   0.50%
fees/5
------------------------------------------------------------------------
Other expenses/6                     0.55%     0.55%   0.55%   0.55%
------------------------------------------------------------------------
Total annual Fund operating          1.29%     2.04%   2.04%   1.54%
expenses/4
------------------------------------------------------------------------
Management fee reduction/4          -0.03%    -0.03%  -0.03%   -0.03%
------------------------------------------------------------------------
Net annual Fund operating expenses/4 1.26%     2.01%   2.01%   1.51%
========================================================================

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 63) and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see above.
4. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.
5. The 12b-1 fees appearing in the table have been adjusted to reflect actual 12b-1 fees being accrued and paid as a result of the Fund's closure to most investors. Class A total annual Fund operating expenses appearing in the table differ from the ratio of expenses to average net assets shown on page 44 due to this adjustment.
6. The "Other expenses" information in the table has been restated to reflect current fees and expenses.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $696/1    $952     $1,227    $2,010
------------------------------------------------------------------------
CLASS B                        $604      $930     $1,283    $2,144/2
------------------------------------------------------------------------
CLASS C/3                      $304      $630     $1,083    $2,338
------------------------------------------------------------------------
CLASS R                        $254      $477     $824      $1,802
------------------------------------------------------------------------
If you do not sell your
shares:
------------------------------------------------------------------------
CLASS B                        $204      $630     $1,083    $2,144/2
------------------------------------------------------------------------
CLASS C/3                      $204      $630     $1,083    $2,338
------------------------------------------------------------------------
CLASS R                        $154      $477     $824      $1,802
------------------------------------------------------------------------

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
3. Revised to show the elimination of the initial sales charge on January 1, 2004. The actual costs would have been $401, $724, $1,172 and $2,414, respectively, if you sell your shares at the end of the period of $302, $724, $1,172 and $2,414, respectively, if you do not sell your shares.




               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.